Right-of-Use asset - Additional information (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2023 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Lease commitments which have not yet commenced	₨ 554
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term of contract	4 years
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term of contract	6 years